UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22874

THL CREDIT SENIOR LOAN FUND
(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Stephanie Trell
100 Wall Street, 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:
Stephen H. Bier
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code:	(212) 701-4500

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) – 133.1% (90.3% of Total Investments)

Aerospace & Defense – 1.8%
Advanced Integration Technology LP, Initial Term Loan - First Lien, 6.500%, (LIBOR + 5.500%) 07/22/21(b)	$1,492,500	$1,505,559
Pelican Products, Inc., Term Loan - Second Lien, 9.400%, (LIBOR + 8.250%) 04/09/21(b)	1,000,000	996,250
Total Aerospace & Defense		2,501,809
Automotive – 2.9%
BBB Industries US Holdings, Inc., Initial Term Loan - First Lien, 6.000%, (LIBOR + 5.000%) 11/03/21(b)	1,500,000	1,515,000
Tectum Holdings Inc (Truck Hero), Initial Term Loans - First Lien, 5.800%, (LIBOR + 4.750%) 08/24/23	2,487,500	2,523,270
Total Automotive		4,038,270
Banking, Finance, Insurance & Real Estate – 2.9%
Capital Automotive L.P., Tranche B Term Loans - Second Lien, 7.000%, (LIBOR + 6.000%) 03/24/25	500,000	506,720
Confie Seguros Holding II Co., Term Loan - Second Lien, 10.250%, (LIBOR + 9.000%) 05/09/19	500,000	498,335
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, (LIBOR + 4.250%) 05/28/21(b)	1,803,187	1,816,710
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, (LIBOR + 7.750%) 05/30/22(b)	250,000	246,875
RJO Holdings Corp., Term Loan - First Lien, 9.750%, (LIBOR + 8.750%) 12/11/17(b)	1,019,659	978,873
Total Banking, Finance, Insurance & Real Estate		4,047,513
Beverage, Food & Tobacco – 1.7%
Arctic Glacier U.S.A., Inc., Initial Term Loan - First Lien, 5.250%, (LIBOR + 4.250%) 03/20/24	1,000,000	1,011,250
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 6.900%, (LIBOR + 5.750%) 04/03/20	875,000	755,781
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.150%, (LIBOR + 10.000%) 10/03/21(b)	1,000,000	620,000
Total Beverage, Food & Tobacco		2,387,031
Capital Goods – 1.0%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.050%, (LIBOR + 3.000%) 11/23/20	1,466,211	1,362,844
Consumer Products: Durables – 1.1%
Paladin Brands Holding, Inc., Initial Loan - First Lien, 7.250%, (LIBOR + 6.000%) 08/16/19(b)	1,643,030	1,569,093
Consumer Products: Non Durables – 3.4%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.060%, (LIBOR + 4.000%) 01/31/20	2,917,212	2,533,118
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 5.000%, (LIBOR + 4.000%) 12/11/21	1,955,000	1,985,302
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 6.030%, (LIBOR + 5.000%) 11/27/19(b)	257,143	244,286
Total Consumer Products: Non Durables		4,762,706
Energy, Oil & Gas – 3.1%
Gulf Finance, LLC, Tranche B Term Loan - First Lien, 6.250%, (LIBOR + 5.250%) 08/25/23	1,492,500	1,493,119

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Energy, Oil & Gas – 3.1% (continued)
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.640%, (LIBOR + 4.500%) 06/18/20	$2,907,362	$2,073,908
TerraForm AP Acquisition Holdings LLC, Loans - First Lien, 5.650%, (LIBOR + 4.500%) 06/27/22(b)	764,848	774,409
Total Energy, Oil & Gas		4,341,436
Healthcare & Pharmaceuticals – 9.0%
Alvogen Pharma US, Inc., Term Loan - First Lien, 6.000%, (LIBOR + 5.000%) 04/01/22	3,126,901	3,115,175
Arbor Pharmaceuticals, LLC, Initial Term Loan - First Lien, 6.150%, (LIBOR + 5.000%) 07/05/23	2,468,750	2,518,125
BioScrip, Inc., Initial Term B Loan - First Lien, 9.250%, (LIBOR + 8.250%) 07/31/20(b)	1,778,541	1,769,649
BioScrip, Inc., Term Loan - First Lien, 9.250%, (LIBOR + 8.250%) 07/31/20(b)	1,083,294	1,077,878
CHS / Community Health Systems, Inc., Term H Loans - First Lien, 4.000%, (LIBOR + 3.000%) 01/27/21(c)	2,000,000	1,976,130
Epic Health Services, Inc., Term Loan - First Lien, 5.300%, (LIBOR + 4.250%) 03/16/24	600,000	600,750
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan - First Lien, 5.750%, (LIBOR + 4.750%) 04/01/22(c)	1,497,198	1,503,097
Total Healthcare & Pharmaceuticals		12,560,804
Hotel, Gaming & Leisure – 2.9%
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 7.000%, (LIBOR + 6.000%) 10/12/20	1,954,745	1,969,415
Parq Holdings LP (Canada), Term Loan - First Lien, 8.500%, (LIBOR + 7.500%) 12/17/20(b)	2,000,000	1,995,000
Total Hotel, Gaming & Leisure		3,964,415
Manufacturing – 9.1%
Blount International, Inc., Initial Term Loan - First Lien, 7.250%, (LIBOR + 6.250%) 04/12/23	1,691,500	1,708,415
Cortes NP Acquisition Corp. (Vertiv), Term B Loan - First Lien, 5.040%, (LIBOR + 4.000%) 11/30/23	967,672	979,168
CPM Holdings, Inc., Initial Term Loan - First Lien, 6.000%, (LIBOR + 5.000%) 04/11/22	2,068,222	2,104,416
Duke Finance LLC (OM Group Inc / Vectra ), Term B Loan - First Lien, 6.150%, (LIBOR + 5.000%) 02/21/24(b)	1,488,722	1,503,609
Meter Readings Holding, LLC (Aclara Technologies LLC), Initial Term Loan - First Lien, 6.800%, (LIBOR + 5.750%) 08/29/23(b)	1,990,000	2,029,800
MTS Systems Corp., Tranche B Term Loan - First Lien, 5.000%, (LIBOR + 4.250%) 07/05/23	1,492,500	1,513,022
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, (LIBOR + 5.750%) 07/27/20(b)	2,925,000	2,756,813
Total Manufacturing		12,595,243
Media: Advertising, Printing & Publishing – 4.8%
Cengage Learning Acquisitions, Inc., Term B Loan - First Lien, 5.250%, (LIBOR + 4.250%) 06/07/23	2,300,682	2,201,108
Getty Images, Inc., Initial Term Loan - First Lien, 4.750%, (LIBOR + 3.500%) 10/18/19	2,946,505	2,588,328

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Media: Advertising, Printing & Publishing – 4.8% (continued)
Harland Clarke Hldgs. (f/k/a Clarke American Corp.), Term Loan B-6 - First Lien, 6.650%, (LIBOR + 5.500%) 02/09/22	$1,926,855	$1,944,197
Total Media: Advertising, Printing & Publishing		6,733,633
Media: Broadcasting & Subscription – 1.0%
CSC Holdings, Inc. (Cablevision / Altice Financing / Neptune Finco), Term Loan B - First Lien, 4.000%, (LIBOR + 3.000%) 10/11/24	328,125	328,023
Tribune Company, Term C Loan - First Lien, 4.000%, (LIBOR + 3.000%) 01/26/24	1,001,712	1,009,726
Tribune Media Co., Term B Loan - First Lien, 4.000%, (LIBOR + 3.000%) 12/27/20(b)	80,169	81,022
Total Media: Broadcasting & Subscription		1,418,771
Media: Diversified and Services – 5.6%
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, (LIBOR + 4.250%) 05/03/21	1,944,847	1,957,002
Match Group, Inc., Term B-1 Loans - First Lien, 4.250%, (LIBOR + 3.200%) 11/16/22	533,203	540,871
Mood Media Corporation (Canada), Term Loan - First Lien, 7.150%, (LIBOR + 6.000%) 05/01/19	4,850,000	4,828,029
SESAC Holdco II LLC, Term Loan - Second Lien, 8.300%, (LIBOR + 7.250%) 02/24/25(b)	500,000	502,188
Total Media: Diversified and Services		7,828,090
Metals & Mining – 0.4%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.560%, (LIBOR + 3.500%) 10/16/20(b)	477,347	481,822
Packaging – 1.4%
BWAY Holding Co. (ICL Industrial Containers ULC/ICL), Extended Term Loan B - First Lien, 4.750%, (LIBOR + 3.750%) 08/14/23	1,875,192	1,874,310
Restaurants – 1.8%
Restaurant Brands International, Inc., (Burger King), Term B-3 Loan - First Lien, 3.400%, (LIBOR + 2.250%) 02/17/24	745,957	747,512
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, (LIBOR + 3.750%) 03/19/21(b)	1,704,982	1,722,032
Total Restaurants		2,469,544
Retail – 9.0%
Albertson's LLC, 2016-2 Term Loan B-4 - First Lien, 4.000%, (LIBOR + 3.000%) 08/25/21	1,694,400	1,703,838
Albertson's LLC, 2016-2 Term Loan B-5 - First Lien, 4.400%, (LIBOR + 3.250%) 12/21/22	1,488,778	1,499,944
American Sportsman Holdings Co. (Bass Pro), Term Loan B - First Lien, 6.150%, (LIBOR + 5.000%) 11/15/23	1,800,000	1,738,134
BJ's Wholesale Club, Inc., Initial Term Loan - Second Lien, 8.500%, (LIBOR + 7.500%) 02/03/25	2,000,000	1,957,000
CH Hold Corp. (Caliber Collision), Initial Term Loan - First Lien, 4.000%, (LIBOR + 3.000%) 02/01/24	378,788	382,023
CH Hold Corp. (Caliber Collision), Initial Term Loan - Second Lien, 8.250%, (LIBOR + 7.250%) 02/03/25	500,000	508,438

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Retail – 9.0% (continued)
Charming Charlie LLC, Initial Term B Loan - First Lien, 9.16converge0%, (LIBOR + 8.000%) 12/24/19	$877,500	$448,622
CWGS Group, LLC (Camping World), Term Loans - First Lien, 4.750%, (LIBOR + 3.750%) 11/08/23	1,995,000	2,008,965
FullBeauty Brands LP / OSP Group, Inc. (a/k/a OneStopPlus Group & Redcats USA), Initial Term Loans - First Lien, 5.750%, (LIBOR + 4.750%) 10/14/22	990,000	831,600
J. Crew Group, Inc., Initial Loans - First Lien, 4.150%, (LIBOR + 3.000%) 03/05/21	491,162	300,726
Petco Animal Supply (PET Acquisition Merger Sub LLC), Term Loan B1 2016 - First Lien, 4.290%, (LIBOR + 3.250%) 01/26/23	1,262,002	1,192,591
Total Retail		12,571,881
Services: Business – 19.2%
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.184%, (LIBOR + 3.750%) 11/26/19(b)	970,000	970,000
Checkout Holding Corp. (Catalina Holding Corp), Term Loan B - First Lien, 4.500%, (LIBOR + 3.500%) 04/09/21(b)	2,865,000	2,592,825
Creative Artists Agency, LLC, Amendment No. 6 Refinancing Term Loans - First Lien, 4.500%, (LIBOR + 3.500%) 02/15/24	997,500	1,013,091
CT Technologies Intermediate Holdings, Inc. (HealthPort), Initial Term B Loan - First Lien, 5.250%, (LIBOR + 4.250%) 12/01/21	1,955,175	1,855,784
Cvent Inc., Term Loan B - First Lien, 6.250%, (LIBOR + 5.250%) 06/03/23(b)	2,500,000	2,515,625
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.540%, (LIBOR + 5.500%) 02/28/20	1,872,120	1,889,671
Goldcup Merger Sub, Inc. (eResearch Technology, Explorer Holdings), Initial Term Loan - First Lien, 6.030%, (LIBOR + 5.000%) 05/02/23	1,488,750	1,508,759
RentPath, Inc., Term Loan - First Lien, 6.250%, (LIBOR + 5.250%) 12/17/21	1,955,000	1,929,741
RentPath, Inc., Term Loan - Second Lien, 10.000%, (LIBOR + 9.000%) 12/19/22	1,000,000	962,500
Sirva Worldwide, Inc., Term Loan - First Lien, 7.550%, (LIBOR + 6.500%) 11/22/22(b)	2,992,500	2,977,537
Solera Holdings, Inc., Dollar Term Loan - First Lien, 5.750%, (LIBOR + 4.750%) 02/28/23	1,930,910	1,943,113
SourceHOV LLC, Term B Loan - First Lien, 7.900%, (LIBOR + 6.750%) 10/31/19	1,359,375	1,328,796
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, (LIBOR + 4.500%) 05/12/21(b)	1,946,392	1,970,722
TKC Holdings, Inc., Term Loan - First Lien, 4.750%, (LIBOR + 3.750%) 02/01/23	675,000	682,735
TKC Holdings, Inc., Term Loan - Second Lien, 8.500%, (LIBOR + 7.500%) 02/01/24	500,000	502,658
Trader Corp. (Canada), Term Loan - First Lien, 5.150%, (LIBOR + 4.000%) 07/27/23	1,000,000	1,004,580
USIC Holdings, Inc., Term Loan - First Lien, 5.170%, (LIBOR + 3.750%) 12/09/23	997,500	1,005,605
Total Services: Business		26,653,742
Services: Consumer – 9.8%
Casablanca US Holdings, Inc. (Apple Leisure Group), Term Loan - First Lien, 5.750%, (LIBOR + 4.750%) 02/07/24(c)	3,000,000	2,998,125

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Services: Consumer – 9.8% (continued)
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 6.000%, (LIBOR + 5.000%) 07/01/20	$833,629	$845,091
Jackson Hewitt Tax Service, Inc., Initial Term B Loan - First Lien, 8.040%, (LIBOR + 7.000%) 07/30/20	980,000	933,450
New Millennium Holdco, Inc. and Millennium Health, LLC, Closing Date Term Loan - First Lien, 7.500%, (LIBOR + 6.500%) 12/21/20	975,539	504,436
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 6.500%, (LIBOR + 5.250%) 07/01/19	2,639,493	2,659,303
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.250%, (LIBOR + 9.000%) 07/01/20	1,500,000	1,508,753
Redbox Automated Retail LLC, Term B Loans - First Lien, 8.500%, (LIBOR + 7.500%) 09/21/21	712,270	713,160
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4..900%, (LIBOR + 3.750%) 04/09/21	1,940,000	1,950,913
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.150%, (LIBOR + 7.000%) 04/11/22	1,000,000	999,585
TruGreen LP, Term Loan B - First Lien, 6.500%, (LIBOR + 5.500%) 04/13/23(b)	496,250	503,073
Total Services: Consumer		13,615,889
Services: Rental – 0.2%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.150%, (LIBOR + 9.000%) 11/26/21	500,000	300,625
Technology: Hardware – 1.7%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, (LIBOR + 6.250%) 09/03/19	959,190	963,987
Zebra Technologies Corp., New Term B Loan - First Lien, 3.600%, (LIBOR + 2.500%) 10/27/21	1,430,000	1,443,406
Total Technology: Hardware		2,407,393
Technology: Semiconductor – 0.8%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loans - First Lien, 4.000%, (LIBOR + 3.000%) 05/07/21	1,116,142	1,134,631
Technology: Services – 11.0%
Ability Networks, Inc., Initial Term Loan - Second Lien, 9.250%, (LIBOR + 8.250%) 05/16/22(b)	1,000,000	990,000
Ancestry.com Operations Inc., Term Loan - First Lien, 4.250%, (LIBOR + 3.250%) 10/19/23	1,620,000	1,634,183
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien, 9.250%, (LIBOR + 8.250%) 12/20/20	979,747	989,054
Cast & Crew Payroll, LLC, Term B-1 Loan - 2017 - First Lien, 4.650%, (LIBOR + 3.500%) 08/12/22	496,237	498,510
ConvergeOne Holdings Corporation, Initial Term Loan - First Lien, 6.520%, (LIBOR + 5.38%) 06/17/20(b)	2,951,077	2,949,233
First Data Corporation, 2022C New Dollar Term Loan - First Lien, 4.000%, (LIBOR + 3.000%) 07/08/22	1,399,430	1,411,675
MH Sub I LLC & Micro (Internet Brands), Term Loan - First Lien, 4.750%, (LIBOR + 3.750%) 07/08/21	1,945,852	1,961,419
PGX Holdings, Inc. (Progrexion), Initial Term Loan - First Lien, 6.250%, (LIBOR + 5.250%) 09/29/20	1,797,857	1,805,166

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Technology: Services – 11.0% (continued)
Scientific Games International, Inc. (AKA SGMS), Term Loan B-3 - First Lien, 5.000%, (LIBOR + 4.000%) 10/01/21	$3,078,196	$3,121,245
Total Technology: Services		15,360,485
Technology: Software – 13.3%
Active Network, LLC (LanyonSolutions), Term B Loan - First Lien, 6.000%, (LIBOR + 5.000%) 11/13/20(b)	1,846,072	1,855,303
Compuware Corp., Tranche B-3 Term Loan - First Lien, 5.250%, (LIBOR + 4.250%) 12/15/21	1,451,625	1,457,613
Greeneden U.S. Holdings II, LLC (chys Telecommunications Laboratories), Initial Dollar Term Loan - First Lien, 6.250%, (LIBOR + 5.250%) 12/01/23(c)	1,000,000	1,009,375
Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories), Tranche B-1 Dollar Term Loan - First Lien, 5.020%, (LIBOR + 4.000%) 12/01/23	1,497,423	1,511,461
GTCR Valor Companies, Inc. (Cision Vocus) (Project Volcano), Term Loan B - First Lien, 7.150%, (LIBOR + 6.000%) 05/17/23	2,482,495	2,499,239
Infoblox, Inc., Term Loan - First Lien, 6.000%, (LIBOR + 5.000%) 11/07/23	2,215,909	2,243,619
Infoblox, Inc., Term Loan - Second Lien, 9.750%, (LIBOR + 8.750%) 11/07/24	1,000,000	1,001,875
Kronos Inc. / MA, Initial Term Loan - First Lien, 5.030%, (LIBOR + 4.000%) 11/01/23	1,496,250	1,506,619
Riverbed Technology, Inc., Term B Loan - First Lien, 5.000%, (LIBOR + 4.000%) 04/24/22	966,020	966,324
SolarWinds Inc., 2017 Refinancing Term Loan - First Lien, 4.500%, (LIBOR + 3.500%) 02/03/23	4,465,280	4,474,501
Total Technology: Software		18,525,929
Telecommunications – 7.3%
Asurion, LLC (Asurion Delivery and Installation Services, Inc.), Incremental Tranche B-5 Term Loan - First Lien, 4.750%, (LIBOR + 3.750%) 11/03/23	1,470,565	1,485,116
Asurion, LLC (Asurion Delivery and Installation Services, Inc.), Replacement B-2 Term Loan - First Lien, 4.250%, (LIBOR + 3.250%) 05/24/19	146,644	147,775
Asurion, LLC (Asurion Delivery and Installation Services, Inc.), Replacement B-4 Term Loan - First Lien, 4.250%, (LIBOR + 3.250%) 08/24/22	1,947,500	1,959,915
Avaya Inc., Term Loan (DIP) - First Lien, 8.500%, (LIBOR + 7.500%) 01/19/18	840,553	866,585
Avaya, Inc., Refinancing Term B-7 - First Lien, 6.280%, (LIBOR + 5.250%) 05/29/20(c)	2,458,538	1,967,310
Avaya, Inc., Replacement Term Loan B-6 - First Lien, 6.530%, (LIBOR + 5.500%) 03/31/18	1,306,662	1,043,533
Birch Communications, Inc., Term B Loan - First Lien, 8.400%, (LIBOR + 7.250%) 07/17/20	1,817,148	1,624,831
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, (LIBOR + 6.250%) 02/14/19	969,356	976,263
Total Telecommunications		10,071,328

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
SENIOR LOANS(a) (continued)

Transportation: Services – 2.9%
Commercial Barge Line Co. (American Commercial Lines), Initial Term B Loan - First Lien, 9.750%, (LIBOR + 8.750%) 11/12/20(b)	$1,269,141	$1,177,128
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - First Lien, 5.900%, (LIBOR + 4.750%) 08/18/22	2,418,914	2,358,441
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 9.650%, (LIBOR + 8.500%) 08/18/23(b)	500,000	485,000
Total Transportation: Services		4,020,569
Waste Management – 1.3%
Energy Solutions LLC (Envirocare of Utah), Term B - First Lien, 6.750%, (LIBOR + 5.750%) 05/29/20	1,788,750	1,811,852
Wholesale – 2.7%
4L Technologies, Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, (LIBOR + 4.500%) 05/08/20	901,630	871,764
Associated Asphalt Partners, LLC, Term Loan B - First Lien, 6.250%, (LIBOR + 5.250%) 03/30/24(c)	1,000,000	1,006,250
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, (LIBOR + 4.000%) 11/19/19	1,955,590	1,851,699
Total Wholesale		3,729,713
Total Senior Loans (Cost $187,565,245)		185,141,371
CORPORATE BONDS – 8.6% (5.8% of Total Investments)

Aerospace & Defense – 0.8%
Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20(d)	1,000,000	1,076,250
Banking, Finance, Insurance & Real Estate – 0.3%
Centene Corp., 4.750%, 01/15/25	153,000	154,243
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.250%, 02/01/22(d)	131,000	133,948
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.750%, 02/01/24(d)	131,000	135,391
Total Banking, Finance, Insurance & Real Estate		423,582
Chemicals, Plastics & Rubber – 1.2%
Aruba Investments, Inc., 8.750%, 02/15/23(d)	1,500,000	1,551,875
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/25(d)	62,000	62,853
Total Chemicals, Plastics & Rubber		1,614,728
Energy, Oil & Gas – 0.1%
Pattern Energy Group, Inc., 5.875%, 02/01/24(d)	132,000	134,310
Healthcare & Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22(d)	129,000	132,870
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(d)	97,000	99,518
Total Healthcare & Pharmaceuticals		232,388
Hotel, Gaming & Leisure – 0.1%
Penn National Gaming, Inc., 5.625%, 01/15/27(d)	131,000	129,968
Media: Broadcasting & Subscription – 1.5%
Radio One, Inc., 7.375%, 04/15/22(d)	2,000,000	2,092,500

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments† (unaudited) (continued)	March 31, 2017
Investments	Principal	Value
CORPORATE BONDS (continued)

Media: Diversified and Services – 0.4%
Match Group, Inc., 6.375%, 06/01/24	$573,000	$620,431
Packaging – 0.3%
Bway Holding Co., 5.500%, 04/15/24(d)	367,000	370,899
Services: Business – 1.6%
Envision Healthcare Corp., 6.250%, 12/01/24(d)	421,000	440,208
Gartner, Inc., 5.125%, 04/01/25(d)	251,000	255,863
Iron Mountain US Holdings, Inc., 5.375%, 06/01/26(d)	383,000	382,628
Iron Mountain, Inc., 4.375%, 06/01/21(d)	383,000	393,820
Solera LLC / Solera Finance, Inc., 10.500%, 03/01/24(d)	680,000	779,414
Total Services: Business		2,251,933
Services: Consumer – 0.1%
Lions Gate Entertainment Corp.(Canada), 5.875%, 11/01/24(d)	153,000	158,738
Services: Rental – 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 04/01/24(d)	500,000	501,490
Technology: Hardware – 0.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24(d)	189,000	208,975
Technology: Software – 0.5%
Genesys Telecommunications Laboratories Inc / Greeneden Lux 3 Sarl / Greeneden US Holdings, 10.000%, 11/30/24(d)	582,000	629,288
Telecommunications – 0.2%
Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27(d)	328,000	345,769
Wholesale – 0.7%
WESCO Distribution, Inc., 5.375%, 06/15/24	1,000,000	1,028,333
Total Corporate Bonds (Cost $11,165,576)		11,819,582
	Shares
COMMON STOCK – 0.0%(e) (0.0% of Total Investments)
Services: Consumer – 0.0%(e)
New Millennium Holdco, Inc. (Cost $215,987)	29,712	46,291
MONEY MARKET FUND – 5.7% (3.9% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.58%(f) (Cost $7,947,014)	7,947,014	7,947,014
Total Investments in Securities - 147.4% (Cost $206,893,822)		204,954,258
Line of Credit Payable (Cost $57,000,000) – (41.0)%		(57,000,000)
Liabilities in Excess of Other Assets – (6.4)%		(8,851,578)
Net Assets – 100.0%		$139,102,680

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2017

†	Securities are US securities, unless otherwise noted below.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, often subject to a floor, plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. LIBOR was the only benchmark utilized for the senior loans at March 31, 2017. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $10,016,575 which represents approximately 7.2% of net assets as of March 31, 2017. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Less than 0.05%
(f)	Rate shown reflects the 7-day yield as of March 31, 2017.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2017
SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.6%
Automotive	2.9
Banking, Finance, Insurance & Real Estate	3.2
Beverage, Food & Tobacco	1.7
Capital Goods	1.0
Chemicals, Plastics & Rubber	1.2
Consumer Products: Durables	1.1
Consumer Products: Non Durables	3.4
Energy, Oil & Gas	3.2
Healthcare & Pharmaceuticals	9.2
Hotel, Gaming & Leisure	3.0
Manufacturing	9.1
Media: Advertising, Printing & Publishing	4.8
Media: Broadcasting & Subscription	2.5
Media: Diversified and Services	6.0
Metals & Mining	0.4
Packaging	1.7
Restaurants	1.8
Retail	9.0
Services: Business	20.8
Services: Consumer	9.9
Services: Rental	0.6
Technology: Hardware	1.9
Technology: Semiconductor	0.8
Technology: Services	11.0
Technology: Software	13.8
Telecommunications	7.5
Transportation: Services	2.9
Waste Management	1.3
Wholesale	3.4
Money Market Fund	5.7
Total Investments	147.4
Line of Credit Payable	(41.0)
Liabilities in Excess of Other Assets	(6.4)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	March 31, 2017

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013.

The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”).

Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’). These principles require the Fund’s Adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sourced using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities (including short-term obligations) are valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Non-exchange traded equity securities are valued at prices supplied by the Fund’s pricing agent based on the last bid prices quoted by brokers that are knowledgeable about the securities.

Money market funds are valued at their net asset value.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2017:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans*
Aerospace & Defense	$–	$–	$2,501,809	$2,501,809
Automotive	–	2,523,270	1,515,000	4,038,270
Banking, Finance, Insurance & Real Estate	–	1,005,055	3,042,458	4,047,513
Beverage, Food & Tobacco	–	1,767,031	620,000	2,387,031
Capital Goods	–	1,362,844	–	1,362,844
Consumer Products: Durables	–	–	1,569,093	1,569,093
Consumer Products: Non Durables	–	4,518,420	244,286	4,762,706
Energy, Oil & Gas	–	3,567,027	774,409	4,341,436
Healthcare & Pharmaceuticals	–	9,713,277	2,847,527	12,560,804
Hotel, Gaming & Leisure	–	1,969,415	1,995,000	3,964,415
Manufacturing	–	6,305,021	6,290,222	12,595,243
Media: Advertising, Printing & Publishing	–	6,733,633	–	6,733,633
Media: Broadcasting & Subscription	–	1,337,749	81,022	1,418,771
Media: Diversified and Services	–	7,325,902	502,188	7,828,090
Metals & Mining	–	–	481,822	481,822
Packaging	–	1,874,310	–	1,874,310
Restaurants	–	747,512	1,722,032	2,469,544
Retail	–	12,571,881	–	12,571,881
Services: Business	–	15,627,033	11,026,709	26,653,742
Services: Consumer	–	13,112,816	503,073	13,615,889
Services: Rental	–	300,625	–	300,625
Technology: Hardware	–	2,407,393	–	2,407,393
Technology: Semiconductor	–	1,134,631	–	1,134,631
Technology: Services	–	11,421,252	3,939,233	15,360,485
Technology: Software	–	16,670,626	1,855,303	18,525,929
Telecommunications	–	10,071,328	–	10,071,328
Transportation: Services	–	2,358,441	1,662,128	4,020,569
Waste Management	–	1,811,852	–	1,811,852
Wholesale	–	3,729,713	–	3,729,713
Corporate Bonds*	–	11,819,582	–	11,819,582
Common Stock*	–	46,291	–	46,291
Money Market Fund	–	7,947,014	–	7,947,014
Total Investments	$–	$161,780,944	$43,173,314	$204,954,258

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2017

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Balance as of December 31, 2016	$60,645,762
Realized gain.	36,564
Change in unrealized appreciation	737,408
Amortization (accretion)	31,698
Purchases	1,992,500
Sales and principal paydowns	(9,599,528)
Transfers into Level 3	6,710,355
Transfers out of Level 3	(17,381,445)
Balance as of March 31, 2017	$43,173,314
Net change in unrealized appreciation attributable to level 3 investments held at March 31, 2017	$764,333

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended March 31, 2017 due to changes in the quantity and quality of information, specifically the number of vendor quotes available and the staleness of prices, obtained to support the fair value of each investment as assessed by the Advisor.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The valuation techniques and significant amounts of unobservable inputs used in Fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Input	Range
Senior Loans	$43,173,314	Third-party vendor service	Vendor quotes	N/A

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2017 based on cost of $206,893,822 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,123,802 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,025,164 resulting in net unrealized depreciation of $1,901,362.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (concluded)	March 31, 2017

4. DELAYED DRAW AND PARTIALLY UNFUNDED LOAN COMMITMENTS

As of March 31, 2017, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Cost	Value	Net Unrealized Appreciation
CH Hold Corp. (Caliber Collision), Del Draw - First Lien, 01/25/24	$37,879	$37,784	$38,202	$418

Delayed draw and partially unfunded commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 30, 2017

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 30, 2017

* Print the name and title of each signing officer under his or her signature.